Marketable debt securities	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Marketable debt securities

Note 3 – Marketable debt securities

The following table summarizes the Company’s marketable debt securities as of December 31, 2022 and 2021.

	As of December 31, 2022
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
		(in thousands)
Corporate bonds	$1,327	$0	$(187)	$1,140
Mutual funds	11,187	30	(588)	10,629
Total short-term investments	$12,514	$30	$(775)	$11,769

	As of December 31, 2021
		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
		(in thousands)
Corporate bonds	$5,505	$9	$(50)	$5,464
Commercial papers	26,597	$58	$(188)	$26,467
Total short-term investments	$32,102	$67	$(238)	$31,931

The contractual maturity of the aforementioned marketable securities varies between less than one year to two years.